Consolidated Statements Of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash Flows from Operating Activities
Net Income	[1],[2]	$ 2		$ 70	[3]	$ 113	[3]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of unconsolidated affiliates	[1],[2]	60		31		22
Distributions from unconsolidated affiliates	[2]	58		60		21
Depreciation, amortization and ARO accretion	[2]	300		299		235
Amortization of financing costs and debt discounts	[2]	20		16		11
Amortization of intangibles and out-of-market contracts	[2]	75		54		28
Loss on debt extinguishment	[1],[2]	0		9		1
Change in deferred income taxes	[2]	(1)		12		4
Impairment losses	[1],[2]	183		0		0
Changes in derivative instruments	[2]	(15)		(43)		(12)
Loss on disposal of asset components	[2]	(6)		(3)		0
Changes in prepaid and accrued capacity payments	[2]	8		12		0
Changes in other working capital	[2]	9		(15)		(17)
Net Cash Provided by Operating Activities	[2]	569		422		362
Cash Flows from Investing Activities
Acquisition of businesses, net of cash acquired	[2]	0		(37)		(901)
Acquisition of Drop Down Assets, net of cash acquired	[2]	77		698		311
Capital expenditures	[2]	(20)		(29)		(60)
Receipt of indemnity from supplier	[2]	0		0		57
(Increase) decrease in restricted cash	[2]	(34)		(1)		25
Cash receipts from notes receivable	[2]	(17)		(17)		(14)
Proceeds from renewable energy grants	[2]	0		0		422
Return of investment from unconsolidated affiliates	[2]	28		42		4
Investments in unconsolidated affiliates	[2]	(83)		(402)		(2)
Other	[2]	4		0		11
Net Cash Used in Investing Activities	[2]	(165)		(1,108)		(741)
Cash Flows from Financing Activities
Contributions from tax equity investors, net of distributions	[2]	5		122		190
Capital contributions from NRG	[2]	0		0		2
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets	[2]	(170)		(76)		(333)
Proceeds from the issuance of common stock	[2]	0		599		630
Payments of dividends and distributions	[2]	(183)		(139)		(101)
Proceeds from the revolving credit facility	[2]	60		551		500
Payments for the revolving credit facility	[2]	(366)		(245)		0
Proceeds from issuance of long-term debt	[2]	740		293		523
Payments of debt issuance costs	[2]	(15)		(13)		(36)
Payments for long-term debt	[2]	(264)		(724)		(626)
Net Cash Provided by Financing Activities	[2]	(193)		368		749
Net Increase (Decrease) in Cash and Cash Equivalents	[2]	211		(318)		370
Cash and Cash Equivalents at Beginning of Period	[2]	111	[4]	429		59
Cash and Cash Equivalents at End of Period	[2]	322	[4]	111	[4]	429
Interest paid, net of amount capitalized	[2]	(266)		(274)		(192)
Additions (reductions) to fixed assets for accrued capital expenditures	[2]	3		1		(21)
Decrease to fixed assets for accrued grants	[2]	0		0		(34)
Decrease to fixed assets for deferred tax asset	[2]	0		(19)		7
Non-cash adjustment for change in tax basis of assets	[2]	44		38		(14)
Increase in debt due to accrued interest converted to debt	[2]	0		0		11
Non-cash return of capital and distributions to NRG, net of contributions	[2]	$ 66		$ (13)		$ 1,058

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.